Profit per share (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Jan. 31, 2014	Feb. 28, 2007
Earnings Per Share [Abstract]
Profit for the period (A) (in millions of dollars)	$ 757,000,000	$ 1,017,000,000	$ 999,000,000	$ 922,000,000	$ 1,003,000,000	$ 946,000,000	$ 960,000,000	$ 880,000,000	$ 3,695,000,000	[1]	$ 3,789,000,000	[1]	$ 5,681,000,000	[1]
Weighted-average common shares outstanding (millions)
Weighted-average number of common shares outstanding (B) (in shares)									617,200,000		645,200,000		652,600,000
Shares issuable on exercise of stock awards, net of shares assumed to be purchased out of proceeds at average market price (in shares)									11,700,000		13,400,000		17,000,000
Average common shares outstanding for fully diluted computation (C) (in shares)									628,900,000	[2]	658,600,000	[2]	669,600,000	[2]
Profit (loss) per share of common stock:
Assuming no dilution (A/B) (in dollars per share)	$ 1.25	$ 1.66	$ 1.60	$ 1.47	$ 1.57	$ 1.48	$ 1.48	$ 1.34	$ 5.99		$ 5.87		$ 8.71
Assuming full dilution (A/C) (in dollars per share)	$ 1.23	$ 1.63	$ 1.57	$ 1.44	$ 1.54	$ 1.45	$ 1.45	$ 1.31	$ 5.88	[2]	$ 5.75	[2]	$ 8.48	[2]
Shares outstanding as of December 31	606,200,000				637,800,000				606,200,000		637,800,000		655,000,000
Common shares under SARs and stock options not included in the computation of diluted earnings per share (in shares)									10,266,682		10,152,448		6,066,777
Common Stock Repurchase
Stock Repurchase Program, Authorized Amount															10,000,000,000	7,500,000,000
Common shares repurchased (in shares)		23,651,590		18,110,735		11,942,737	11,542,106		41,762,325		23,484,843		0
Payments for repurchase of common stock		2,500,000,000		1,700,000,000		1,000,000,000	1,000,000,000		4,238,000,000		2,000,000,000		0
Stock repurchase program, amount of authorized repurchase spent to date									$ 2,500,000,000

[1]	1 Profit attributable to common stockholders.
[2]	2 Diluted by assumed exercise of stock-based compensation awards, using the treasury stock method.